Consolidated Statements of Financial Position - KRW (₩) ₩ in Millions	Dec. 31, 2022	Dec. 31, 2021
Assets
Cash and due from banks at amortized cost (Notes 4, 8, 12 and 19)	₩ 29,532,235	₩ 28,453,404
Financial assets at fair value through profit or loss (Notes 4, 9 and 19)	56,643,670	62,403,759
Derivative assets (Notes 4 and 10)	6,461,796	3,799,189
Securities at fair value through other comprehensive income (Notes 4, 11 and 19)	63,661,719	64,838,323
Securities at amortized cost (Notes 4, 11 and 19)	57,971,493	49,930,076
Loans at amortized cost (Notes 4 and 12)	412,291,511	389,137,156
Property and equipment, net (Notes 13, 18 and 19)	4,011,097	4,046,164
Intangible assets (Notes 14)	5,807,836	5,644,782
Investments in associates Notes (15)	2,904,474	2,913,745
Current tax receivable	26,307	15,159
Deferred tax assets (Notes 41)	1,052,333	134,854
Investment property (Notes 16)	363,108	675,391
Net defined benefit assets (Notes 25)	619,653	142,020
Other assets (Notes 4, 12, 17 and 19)	34,507,838	35,973,754
Assets held for sale	29,211	44,409
Total assets	675,884,281	648,152,185
Liabilities
Deposits (Notes 4 and 20)	383,010,745	364,896,675
Financial liabilities at fair value through profit or loss (Notes 4 and 21)	1,146,110	1,369,225
Financial liabilities designated at fair value through profit or loss (Notes 4 and 22)	8,367,368	8,023,870
Derivative liabilities (Notes 4 and 10)	7,704,705	3,586,564
Borrowings (Notes 4 and 23)	49,279,175	43,167,065
Debt securities issued (Notes 4 and 24)	77,288,783	80,149,363
Net defined benefit liabilities (Notes 25)	14,664	51,204
Provisions (Notes 26)	1,266,314	1,166,856
Current tax payable	702,143	702,660
Deferred tax liabilities (Notes 41)	169,956	175,947
Liabilities under insurance contracts (Notes 27)	54,315,124	54,333,498
Other liabilities (Notes 4 and 28)	41,488,772	40,990,836
Total liabilities	624,753,859	598,613,763
Equity (Notes 29)
Capital stock	2,969,641	2,969,641
Hybrid bonds	4,196,968	3,334,531
Capital surplus	12,095,043	12,095,043
Capital adjustments	(582,859)	(664,429)
Accumulated other comprehensive loss	(3,582,720)	(984,936)
Retained earnings	33,342,633	30,541,300
Total equity attributable to equity holders of Shinhan Financial Group Co., Ltd.	48,438,706	47,291,150
Non-controlling interests	2,691,716	2,247,272
Total equity	51,130,422	49,538,422
Total liabilities and equity	₩ 675,884,281	₩ 648,152,185